Debt (Details)							12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Uncommitted Loans [Member] USD ($)	Dec. 31, 2012 Uncommitted Loans [Member] USD ($)	Dec. 31, 2013 Loans of foreign subsidiaries [Member] USD ($)	Dec. 31, 2012 Loans of foreign subsidiaries [Member] USD ($)	Dec. 31, 2013 Euro Denominated Senior Notes Due November2023 at 3.06 Percent [Member] USD ($)	Dec. 31, 2013 Euro Denominated Senior Notes Due November2023 at 3.06 Percent [Member] EUR (€)	Dec. 31, 2012 Euro Denominated Senior Notes Due November2023 at 3.06 Percent [Member] USD ($)	Dec. 31, 2013 Senior Notes Due November 2023 at 3.66 Percent [Member] USD ($)	Dec. 31, 2012 Senior Notes Due November 2023 at 3.66 Percent [Member] USD ($)	Dec. 31, 2013 Senior Notes Due November 2018 at 4.47 percent [Member] USD ($)	Dec. 31, 2012 Senior Notes Due November 2018 at 4.47 percent [Member] USD ($)	Dec. 31, 2013 Senior Notes Due November 2017 at 4.14 percent [Member] USD ($)	Dec. 31, 2012 Senior Notes Due November 2017 at 4.14 percent [Member] USD ($)	Dec. 31, 2013 Senior Notes Due Through May 2017 at 4.91 Percent [Member] USD ($)	Dec. 31, 2012 Senior Notes Due Through May 2017 at 4.91 Percent [Member] USD ($)	Dec. 31, 2013 Senior Notes Due November 2016 at 3.77 Percent [Member] USD ($)	Dec. 31, 2012 Senior Notes Due November 2016 at 3.77 Percent [Member] USD ($)	Dec. 31, 2013 Senior Notes Due November 2013 at 7.31 Percent [Member] USD ($)	Dec. 31, 2012 Senior Notes Due November 2013 at 7.31 Percent [Member] USD ($)	Dec. 31, 2013 Euro-denominated Senior Notes Due November 2013 at 5.85 Percent [Member] USD ($)	Dec. 31, 2012 Euro-denominated Senior Notes Due November 2013 at 5.85 Percent [Member] USD ($)	Dec. 31, 2013 Various Other Notes [Member] USD ($)	Dec. 31, 2012 Various Other Notes [Member] USD ($)	Dec. 31, 2013 Line of Credit [Member] USD ($)	Dec. 31, 2012 Line of Credit [Member] USD ($)
Schedule of long term debt [Abstract]
Long-term debt, gross	$ 348,124,000	$ 333,979,000					$ 52,566,000	€ 38,000,000	$ 0	$ 75,000,000	$ 0	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 99,000,000	$ 110,000,000	$ 25,000,000	$ 25,000,000	$ 0	$ 25,000,000	$ 0	$ 25,508,000	$ 2,576,000	$ 3,052,000	$ 43,982,000	$ 95,419,000
Less current maturities	0	0
Long-term debt, net	348,124,000	333,979,000
Interest rate, stated percentage							3.06%	3.06%		3.66%		4.47%		4.14%		4.91%		3.77%		7.31%		5.85%
Maturity date							Nov. 30, 2023	Nov. 30, 2023		Nov. 30, 2023		Nov. 30, 2018		Nov. 30, 2017		May 31, 2017		Nov. 30, 2016		Nov. 30, 2013		Nov. 30, 2013
Long term debt additional disclosures [Abstract]
Maximum borrowing base on credit facility																										350,000,000
Average effective interest rate (in hundredths)																										1.54%	1.67%
Remaining borrowing capacity	41,400,000																									299,700,000
Aggregate amounts of contractual maturities of long-term debt for the next five years [Abstract]
Amounts due in 2014	12,400,000
Amounts due in 2015	11,900,000
Amounts due in 2016	80,300,000
Amounts due in 2017	91,000,000
Amounts due in 2018	25,000,000
Debt covenenants [Abstract]
Debt to EBITDA (Maximum), Actual	1.40
Net Worth (Minimum), Actual	1,242,684,000	1,153,898,000
Interest Coverage (Minimum), Actual	8.01
Debt to EBITDA (Maximum), Required	3.50
Net Worth (Minimum), Required	625,000,000
Interest Coverage (Minimum), Required	2.00
Stand-by letters of credit outstanding	6,300,000	7,500,000
Short-term borrowings [Abstract]
Short-term borrowings	$ 7,050,000	$ 20,048,000	$ 4,600,000	$ 16,950,000	$ 2,450,000	$ 3,098,000
Weighted-average interest rates on short-term borrowings (in hundredths)	2.16%	1.98%